Consolidated Balance Sheets	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Current Assets
Cash	$ 15,960,057	$ 15,560,662
Restricted Cash	1,328,895	1,366,216
Bank acceptance receivables	18,566,258	20,431,900
Accounts receivable, net	78,660,700	78,570,956
Inventories	1,409,639	1,617,225
Prepayment and other current assets	9,740,424	14,212,606
Total current assets	143,438,322	132,237,053
Property, plant and equipment	7,886,579	8,830,968
Intangible assets	443,035	3,915,917
Long term investments	22,389,540	6,131,941
Prepayments and other noncurrent assets	11,088,736	11,267,764
Operating lease right-of-use asset		7,087
Deferred tax assets	992,904	369,483
Total assets	186,239,116	171,915,272
Liabilities
Short-term bank borrowings	7,945,966	7,324,047
Accounts payable	15,475,673	15,822,029
Taxes payable	1,243,127	1,082,131
Accrued expenses and other current liabilities	1,269,908	842,156
Contingent liability	1,328,895
Operating lease liabilities -current		2,495
Total current liabilities	27,263,569	25,072,858
Operating lease liabilities -noncurrent		4,592
Total liabilities	27,263,569	25,077,450
Commitments and contingencies
Shareholders’ equity
Ordinary share, $0.0005 par value, 80,000,000 shares authorized, 31,904,468 and 23,940,000 shares issued and outstanding as of December 31, 2024 and 2023, respectively	15,951	11,970
Treasury shares, at cost, 232,098 and nil shares as of December 31, 2024 and 2023, respectively	(200,000)
Preferred share, $0.0005 par value, 20,000,000 shares authorized, no shares issued and outstanding as of December 31, 2024 and 2023
Additional paid-in capital	49,221,322	42,967,006
Statutory surplus reserves	16,238,283	15,985,627
Retained earnings	105,226,822	94,635,889
Accumulated other comprehensive loss	(11,526,831)	(7,268,652)
Total shareholders’ equity	158,975,547	146,331,840
Non-controlling interest		505,982
Total equity	158,975,547	146,837,822
Total liabilities and equity	186,239,116	171,915,272
Related Party
Current Assets
Accounts receivable-a related party	727,180	456,361
Due from related parties-current	17,045,169	21,127
Deposits to a related party-noncurrent		$ 9,155,059